Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 297,032	$ 420,540	$ 558,452
Accounts receivable:
Trade, net of allowance for doubtful accounts of $8,000 at September 30, 2011 and September 30, 2010	1,228,878	1,322,507	1,287,363
Related party
Other	1,500,000
Inventories	598,902	531,999	417,087
Unbilled receivables	91,648		151,303
Due from related parties	34,922	22,750
Deferred finance costs	78,782	108,326	16,077
Prepaid expenses and other current assets	263,544	171,230	243,998
Current assets of discontinued operations		289,945
Total current assets	4,093,708	2,867,297	2,674,280
Goodwill			893,000
Intangible assets	11,012	13,214	1,083,962
Furniture, equipment and leasehold improvements, net	858,496	796,238	142,276
Deferred finance costs, less current portion
Other assets	672,028	692,663	216,791
Non-current assets of discontinued operations		1,544,602
Total Assets	5,635,244	5,914,014	5,010,309
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current maturities of convertible long-term debt	23,462,367	16,552,623	1,139,817
Current maturities of convertible promissory notes, related party	694,096
Current maturities of other long-term debt	23,480,695	3,679,852
Accounts payable	1,286,524	863,294
Accrued expenses	1,128,507	499,463	1,269,395
Accrued interest	2,495,479	478,856
Reserve for unresolved claims	5,711,690	6,155,506
Unearned revenues	1,095		263,778
Notes payable, related parties			2,041,005
Customer deposits	146,209	115,554	134,613
Derivative liabilities	2,138,690	2,583,478	1,844,200
Current liabilities of discontinued operations		340,000
Total current liabilities	60,545,352	31,268,626	6,692,808
Long-term convertible promissory notes, net of current maturities	6,859,588	14,713,745
Convertible promissory notes, related party	1,458,621	1,223,154
Other long-term debt, net of current maturities	18,911,827	42,264,453
Long-term accrued interest	2,206,340	3,503,149
Liabilities subject to compromise			143,570,128
Other liabilities	68,353
Total liabilities	90,050,081	92,973,127	150,262,936
Commitments and contingencies (Note 18)
Series A convertible redeemable preferred stock, $1.00 par value; 8,950 shares authorized; 7,529 shares issued and outstanding as of September 30, 2010			7,528,640
Stockholders' deficit:
Common stock, $0.001 par value; 300,000,000 shares authorized; 74,732,534 shares issued and 73,184,398 outstanding at September 30, 2011; and 58,243,115 shares issued and 50,048,208 shares outstanding at September 30, 2010	76,787	74,733	58,048
Treasury stock, 1,548,136 and 194,907 shares, September 30, 2011 and September 30, 2010	(1,496,417)	(1,496,417)	(170,057)
Additional paid-in capital	262,721,416	260,730,525	203,828,364
Accumulated deficit	(332,634,102)	(333,870,254)	(325,882,720)
Total stockholders' deficit attributable to Accentia Biopharmaceuticals, Inc.	(71,332,316)	(74,561,413)	(122,166,365)
Non-controlling interests	(13,082,521)	(12,497,700)	(30,614,902)
Total stockholders' deficit	(84,414,837)	(87,059,113)	(152,781,267)
Total liabilities and stockholders' deficit	$ 5,635,244	$ 5,914,014	$ 5,010,309